Fair Value Measurements - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2025	May 06, 2024
Fair Value Assets Measured On Recurring Basis [Line Items]
Fair Value Assets Level Transfers Description	no
Cash [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Asset, Held-in-Trust	$ 2,216	$ 308
US Treasury Bill Securities [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Asset, Held-in-Trust	$ 296,133,481	$ 304,575,975
Public Warrants [Member]
Fair Value Assets Measured On Recurring Basis [Line Items]
Share Price			$ 0.2